1

Wilmington Enhanced Dividend Income Strategy Fund PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 98.5%

COMMUNICATION SERVICES – 3.5%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%

Verizon Communications, Inc.	39,650	$1,561,813

MEDIA – 1.6%

Omnicom Group, Inc.	15,000	1,301,850

TOTAL COMMUNICATION SERVICES		$2,863,663

CONSUMER DISCRETIONARY – 5.2%

HOTELS, RESTAURANTS & LEISURE – 3.3%

McDonald’s Corp.	3,250	938,275

Restaurant Brands International, Inc.	1	62

Starbucks Corp.	16,650	1,792,872

		$2,731,209

SPECIALTY RETAIL – 1.9%

Home Depot, Inc. (The)	3,740	1,540,805

TOTAL CONSUMER DISCRETIONARY		$4,272,014

CONSUMER STAPLES – 8.0%

BEVERAGES – 1.4%

PepsiCo., Inc.	7,400	1,115,106

FOOD PRODUCTS – 1.2%

Conagra Brands, Inc.	36,850	954,046

HOUSEHOLD PRODUCTS – 1.4%

Procter & Gamble Co. (The)	6,925	1,149,481

PERSONAL CARE PRODUCTS – 1.9%

Unilever PLC, ADR	27,450	1,575,081

TOBACCO – 2.1%

Philip Morris International, Inc.	13,575	1,767,465

TOTAL CONSUMER STAPLES		$6,561,179

ENERGY – 6.9%

OIL, GAS & CONSUMABLE FUELS – 6.9%

Chevron Corp.	13,300	1,984,227

ConocoPhillips	7,525	743,696

Exxon Mobil Corp.	13,700	1,463,571

Valero Energy Corp.	10,800	1,436,400

TOTAL ENERGY		$5,627,894

FINANCIALS – 24.8%

BANKS – 13.3%

Bank of America Corp.	78,000	3,611,400

JPMorgan Chase & Co.	16,575	4,430,498

Regions Financial Corp.	49,100	1,209,824

Toronto-Dominion Bank (The)	1	57

U.S. Bancorp	33,350	1,593,463

		$10,845,242

Description	Number of Shares	Value

CAPITAL MARKETS – 6.9%

Blackrock, Inc.	1,900	$2,043,450

CME Group, Inc.	3,931	929,760

Morgan Stanley	19,300	2,671,699

		$5,644,909

INSURANCE – 4.6%

MetLife, Inc.	23,350	2,020,008

Old Republic International Corp.	48,600	1,777,788

		$3,797,796

TOTAL FINANCIALS		$20,287,947

HEALTH CARE – 12.7%

BIOTECHNOLOGY – 3.9%

AbbVie, Inc.	10,625	1,953,938

Amgen, Inc.	4,360	1,244,431

		$3,198,369

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%

Medtronic PLC	17,000	1,543,940

PHARMACEUTICALS – 6.9%

Johnson & Johnson	11,500	1,749,725

Merck & Co., Inc.	8,550	844,911

Pfizer, Inc.	58,050	1,539,486

Sanofi SA, ADR	28,650	1,556,841

		$5,690,963

TOTAL HEALTH CARE		$10,433,272

INDUSTRIALS – 10.3%

AEROSPACE & DEFENSE – 2.7%

Lockheed Martin Corp.	4,780	2,212,901

AIR FREIGHT & LOGISTICS – 1.8%

United Parcel Service, Inc., Class B	12,950	1,479,278

BUILDING PRODUCTS – 2.7%

Johnson Controls International PLC	27,900	2,176,200

ELECTRICAL EQUIPMENT – 1.1%

nVent Electric PLC	14,475	942,178

MACHINERY – 2.0%

Caterpillar, Inc.	4,350	1,615,764

TOTAL INDUSTRIALS		$8,426,321

INFORMATION TECHNOLOGY – 14.3%

COMMUNICATIONS EQUIPMENT – 2.6%

Cisco Systems, Inc.	35,350	2,142,210

IT SERVICES – 2.7%

International Business Machines Corp.	8,500	2,173,450

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.0%

Broadcom, Inc.	15,150	3,352,240

QUALCOMM, Inc.	14,975	2,589,627

January 31, 2025 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Description	Number of Shares	Value

Texas Instruments, Inc.	7,950	$1,467,650

		$7,409,517

TOTAL INFORMATION TECHNOLOGY		$11,725,177

MATERIALS – 2.0%

CHEMICALS – 2.0%

Air Products & Chemicals, Inc.	4,925	1,651,156

TOTAL MATERIALS		$1,651,156

REAL ESTATE – 6.2%

HEALTH CARE REITS – 1.5%

Healthpeak Properties, Inc.	57,850	1,195,181

INDUSTRIAL REITS – 1.7%

Prologis, Inc.	11,375	1,356,469

RESIDENTIAL REITS – 1.7%

AvalonBay Communities, Inc.	6,375	1,412,126

SPECIALIZED REITS – 1.3%

VICI Properties, Inc.	35,950	1,070,231

TOTAL REAL ESTATE		$5,034,007

Description	Number of Shares	Value

UTILITIES – 4.6%

ELECTRIC UTILITIES – 4.6%

American Electric Power Co., Inc.	14,125	$1,389,335

Duke Energy Corp.	12,725	1,425,073

NextEra Energy, Inc.	13,200	944,592

TOTAL UTILITIES		$3,759,000

TOTAL COMMON STOCKS (COST $60,020,175)		$80,641,630

MONEY MARKET FUND – 1.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%^	1,223,179	1,223,179

TOTAL MONEY MARKET FUND (COST $1,223,179)		$1,223,179

TOTAL INVESTMENTS – 100.0% (COST $61,243,354)		$81,864,809

OTHER ASSETS LESS LIABILITIES – 0.0%**		8,404

TOTAL NET ASSETS – 100.0%		$81,873,213

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$80,641,630	$—	$—	$80,641,630
Money Market Fund	1,223,179	—	—	1,223,179

Total	$81,864,809	$—	$—	$81,864,809

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

^   7-Day net yield.

**   Represents less than 0.05%.

The following acronyms are used throughout this Portfolio of Investments:

ADR American Depositary Receipt

PLC Public Limited Company

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2025 (unaudited)